United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: 03/31/2013

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	FHIIX
B	FHBBX
C	FHICX

Federated High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2012 through March 31, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund
Performance (unaudited)
The Fund's total return,1 based on net asset value, for the 12-month reporting period ended March 31, 2013, was 11.42% for the Class A Shares, 10.59% for the Class B Shares and 10.60% for the Class C Shares. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),2 the Fund's broad-based securities market index, was 13.08% during the same period. The Fund's total return during the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
The following discussion will focus on the performance of the Fund's Class A Shares.
MARKET OVERVIEW
The high-yield bond market generated attractive returns over the 12-month reporting period. Perhaps the most significant driver of the attractive returns was what did not happen during the 12-month reporting period. The European debt crisis did not careen out of control, the United States did not plunge over the “fiscal cliff” (simultaneous spending cuts and tax increases that were slated to occur at the end of 2012) and the fear of “ sequestration” (automatic form of spending cuts enacted to resolve a gap between budget goals and appropriations) did not cause an immediate collapse in the U.S. economy. In fact the U.S. economy continued to exhibit modest economic growth aided by extremely stimulative monetary policies by central banks worldwide. Perhaps less talked about, but equally important, was the extremely strong credit fundamentals of high-yield issuers buoyed by good earnings, strong cash flows and low financing rates. In fact, the calendar year 2012 saw the third consecutive year of high-yield default rates below 2%, according to the Altman & Kuehne High-Yield Bond Default and Return Report. These positive events were illustrated by the narrowing of the yield spread between high-yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,3 decreased from 621 basis points on March 31, 2012 to 508 basis points on March 31, 2013.4
Within the high-yield market,5 major industry sectors that substantially outperformed the BHY2%ICI included: Wireless Telecommunications, Home Construction, Financial Institutions, Building Materials and Paper. Major industry sectors that substantially underperformed the BHY2%ICI included: Aerospace/Defense, Media-Cable, Food & Beverage, Consumer Products and Retailers. From a ratings quality perspective, the more credit sensitive “CCC”-rated sector led the way returning 15.76% followed by the “B”-rated sector, which returned 13.10%. The highest quality “BB”-rated sector lagged behind the above rated sectors with a still respectable 11.82%.
Annual Shareholder Report

Fund Performance
The Fund underperformed the BHY2%ICI for the 12-month reporting period. The Fund was negatively affected, relative to the BHY2%ICI, by its underweight in the strong performing Financial Institutions, Home Construction and Electric Utility sectors. The Fund's performance was also hurt by its overweight to the underperforming Technology sector as well as poor security selection within this sector. Poor security selection in the Automotive, Chemicals, Consumer Products, Financial Institution and Service sectors also negatively affected Fund performance. The Fund's shorter duration6 relative to the BHY2%ICI also negatively affected performance. Specific Fund holdings that substantially underperformed the BHY2%ICI included: ATP Oil & Gas, Altegrity, Allen Systems, Advanced Micro Devices and Long Pine Resources.
During the 12-month reporting period, the Fund was positively affected, relative to the BHY2%ICI, by its underweights to the poor performing Energy, Media-Cable and Metals & Mining sectors. Strong security selection in the Healthcare, Media-Non Cable and Packaging sectors also positively affected Fund performance. Specific Fund holdings that substantially outperformed the BHY2%ICI included: DJO Finance, Sprint, PSS World Medical, Knowledge Learning and Norcraft Cos.
1	Includes the receipt by the Fund of a residual distribution from a regulatory settlement, this distribution contributed to the Fund's total return for the period by 0.24% for the Class A, Class B and Class C Shares. See the notes to the enclosed financial statements for more information regarding this distribution.
2	The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BHYI). The BHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (Securities and Exchange Commission registered) of issuers in non-Emerging Market countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
3	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
6	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated High Income Bond Fund, Inc. (the “Fund”) from March 31, 2003 to March 31, 2013, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Fund Average (LHCYFA).2
Average Annual Total Returns for the Period Ended 3/31/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	6.39%	9.20%	8.60%
Class B Shares	5.09%	9.10%	8.43%
Class C Shares	9.60%	9.36%	8.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 INVESTMENT–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Annual Shareholder Report

Growth of a $10,000 INVESTMENT–CLASS B SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.
Growth of a $10,000 Investment–CLASS c SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	13.7%
Health Care	9.7%
Energy	8.6%
Media—Non-Cable	6.4%
Automotive	5.7%
Food & Beverage	5.1%
Financial Institutions	4.7%
Retailers	4.7%
Packaging	4.3%
Consumer Products	4.0%
Building Materials	3.8%
Industrial—Other	3.6%
Wireless Communications	3.6%
Utility—Natural Gas	3.5%
Other[2]	16.7%
Cash Equivalents[3]	1.2%
Other Assets and Liabilities—Net[4]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2013
Principal Amount or Shares			Value
		Corporate Bonds—97.7%
		Aerospace/Defense—0.8%
$1,750,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$1,242,500
2,275,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,357,469
5,350,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,898,375
900,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	942,750
		TOTAL	10,441,094
		Automotive—5.6%
3,575,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	3,592,911
1,000,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	1,087,500
2,675,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,892,344
1,675,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	1,725,250
2,050,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	2,132,000
3,300,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	3,663,000
3,350,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,756,187
1,775,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,943,625
1,400,000		Delphi Corp., 5.00%, 2/15/2023	1,487,500
5,025,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,340,344
2,650,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	2,928,250
4,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	4,701,375
950,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	991,563
4,475,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	5,056,750
625,000	[1,2]	Lear Corp., Sr. Unsecd. Note, Series 144A, 4.75%, 1/15/2023	612,500
4,025,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	4,115,562
725,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	820,156
5,025,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,741,062
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,970,000
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,179,906
750,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	828,750
2,622,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	2,933,363
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Automotive—continued
$2,400,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	$2,688,000
6,700,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	6,968,000
		TOTAL	70,155,898
		Building Materials—3.8%
2,325,000		Anixter International, Inc., 5.625%, 5/1/2019	2,481,937
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,040,250
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,399,313
325,000		HD Supply, Inc., Sr. Sub., 10.50%, 1/15/2021	339,219
2,175,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,370,750
4,000,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	4,450,000
4,175,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	4,655,125
5,025,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	5,269,969
1,350,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	1,501,875
4,150,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	4,627,250
1,700,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,912,500
1,150,000		Ply Gem Industries, Inc., Series WI, 9.375%, 4/15/2017	1,270,750
4,175,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,566,406
1,725,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.875%, 3/1/2018	1,759,500
3,900,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	4,124,250
3,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	3,179,687
2,800,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	3,178,000
		TOTAL	48,126,781
		Chemicals—2.8%
725,000	[1,2]	Ashland, Inc., Series 144A, 3.875%, 4/15/2018	736,781
600,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	612,000
1,200,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,209,000
1,225,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,335,250
3,950,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	4,172,187
1,200,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,257,000
450,000	[1,2]	Georgia Gulf Corp., 4.875%, 5/15/2023	459,563
750,000	[1,2]	Georgia Gulf Corp., Series 144A, 4.625%, 2/15/2021	765,938
2,500,000	[1,2]	Hexion U.S. Finance Corp., Series 144A, 6.625%, 4/15/2020	2,518,750
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,640,000
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Chemicals—continued
$2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	$2,435,250
1,875,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	2,104,688
375,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 11/15/2020	379,219
1,675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,850,875
2,500,000		Momentive Performance Materials, Inc., Series WI, 10.00%, 10/15/2020	2,512,500
950,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	717,250
3,900,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	4,173,000
2,550,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,785,875
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,477,857
		TOTAL	35,142,983
		Construction Machinery—0.7%
1,325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	1,546,937
625,000		United Rentals, Inc., Series WI, 5.75%, 7/15/2018	680,469
625,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	696,875
625,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	701,563
4,125,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	4,620,000
		TOTAL	8,245,844
		Consumer Products—4.0%
4,575,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	4,775,156
1,100,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	1,168,750
3,375,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	3,560,625
4,175,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	4,743,844
3,575,000		Libbey Glass, Inc., Series WI, 6.875%, 5/15/2020	3,874,406
3,000,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,285,000
1,100,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	1,247,125
868,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	919,004
3,125,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,140,656
3,725,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	3,874,000
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,730,312
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	609,000
3,550,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	3,825,125
575,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	654,063
4,025,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	4,362,094
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Products—continued
$7,125,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	$6,537,187
1,075,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	1,146,219
		TOTAL	49,452,566
		Energy—8.6%
2,975,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	223,125
4,775,000	[1,2]	Antero Resources Corp., 6.00%, 12/1/2020	5,013,750
1,275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	1,310,062
1,700,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	1,759,500
1,125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	1,200,938
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	678,125
1,200,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,287,000
3,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,263,000
800,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	878,000
650,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	654,063
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	762,188
4,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,571,625
2,375,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	2,481,875
3,175,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	3,286,125
1,525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,608,875
2,000,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,110,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,173,500
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,332,000
625,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	687,500
1,200,000		Concho Resources, Inc., 5.50%, 4/1/2023	1,251,000
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,292,875
950,000		EP Energy/EP Finance, Inc., Series WI, 6.875%, 5/1/2019	1,045,000
4,575,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	5,307,000
1,600,000	[1,2]	EP Energy/EP Finance, Inc., Sr. PIK Deb., Series 144A, 8.125%, 12/15/2017	1,684,000
625,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	673,438
3,075,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,490,125
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$3,025,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	$2,949,375
1,500,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	1,590,000
4,425,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,447,125
1,950,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	2,110,875
3,225,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	3,579,750
775,000	[1,2]	Kodiak Oil & Gas Corp., Series 144A, 5.50%, 1/15/2021	812,781
2,325,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	2,505,187
375,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	394,219
3,000,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	3,322,500
1,625,000		Lone Pine Resources Canada Ltd., Series WI, 10.375%, 2/15/2017	1,470,625
3,450,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,570,750
2,125,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,348,125
2,350,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,573,250
1,325,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	1,344,875
3,475,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,796,437
1,725,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,929,844
475,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	522,500
1,125,000	[1,2]	Range Resources Corp., Sr. Sub. Note, Series 144A, 5.00%, 3/15/2023	1,153,125
1,200,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,254,000
650,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	677,625
3,650,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	3,914,625
1,600,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	1,798,000
1,000,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,080,000
5,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	5,762,937
		TOTAL	107,933,219
		Entertainment—1.1%
3,050,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	3,431,250
375,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2021	374,062
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,908,344
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	841,875
350,000	[1,2]	Cinemark USA, Inc., Series 144A, 5.125%, 12/15/2022	353,500
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,100,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,225,125
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Entertainment—continued
$3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	$3,212,000
		TOTAL	13,346,156
		Environmental—0.2%
2,625,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	2,841,563
		Financial Institutions—4.7%
2,025,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	2,478,094
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,309,875
2,300,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,921,000
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,563,750
3,925,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	4,405,848
1,225,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	1,331,391
1,425,000		CIT Group, Inc., 5.00%, 5/15/2017	1,535,438
4,750,000		CIT Group, Inc., 5.25%, 3/15/2018	5,153,750
400,000		CIT Group, Inc., 5.375%, 5/15/2020	441,000
700,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	735,000
1,700,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,946,500
2,400,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,520,000
2,000,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,998,750
2,775,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,998,310
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	895,202
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	825,000
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,718,500
1,975,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,253,969
6,350,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	7,500,937
1,975,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,098,437
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	999,875
5,425,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	5,696,250
		TOTAL	58,326,876
		Food & Beverage—5.1%
3,075,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	3,159,563
900,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	965,250
2,875,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	3,198,437
3,325,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	3,865,312
7,150,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	7,453,875
7,575,000	[1,2]	H.J. Heinz Co., 4.25%, 10/15/2020	7,593,937
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Food & Beverage—continued
$7,500,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	$8,381,250
4,525,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	4,683,375
2,325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	2,509,547
2,760,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	2,773,800
2,150,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	2,365,000
2,950,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	3,222,875
1,550,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,803,813
11,000,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	11,728,750
		TOTAL	63,704,784
		Gaming—3.1%
3,725,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	3,995,062
3,624,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,680,625
2,150,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,367,688
1,000,000		Caesars Entertainment, Inc., Series WI, 8.50%, 2/15/2020	990,625
2,125,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,040,000
4,050,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	4,328,437
2,050,000		MGM Mirage, Inc., 7.75%, 3/15/2022	2,285,750
3,650,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	4,060,625
1,300,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	1,521,000
900,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	956,250
3,075,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	3,374,813
3,965,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,009,923
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	678,125
2,375,000	[1,2]	Station Casinos, Inc., Sr. Note, Series 144A, 7.50%, 3/1/2021	2,452,188
2,150,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	2,311,250
		TOTAL	39,052,361
		Health Care—9.7%
4,075,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	4,209,984
4,725,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	5,032,125
4,225,000	[1,2]	CDRT Holding Corp., Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	4,404,562
2,050,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,080,750
4,050,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	4,151,250
1,025,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,073,688
900,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	1,008,000
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$2,950,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	$3,252,375
2,925,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	3,052,969
6,425,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	7,083,562
4,100,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	4,530,500
5,875,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	6,557,969
1,650,000		HCA, Inc., 6.25%, 2/15/2021	1,763,438
1,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,080,000
2,400,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,502,000
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	3,177,500
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,130,625
2,775,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,069,844
8,475,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	9,767,437
2,150,000		Hologic, Inc., 6.25%, 8/1/2020	2,297,813
5,825,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	6,161,102
2,150,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	2,319,313
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	4,955,750
6,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	7,171,906
2,200,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,447,500
975,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	943,313
1,900,000	[1,2]	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.50%, 4/1/2021	1,866,750
3,600,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	4,095,000
1,600,000	[1,2]	Universal Hospital Service Holdco, Inc., Series 144A, 7.625%, 8/15/2020	1,728,000
2,350,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	2,540,937
6,650,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	7,073,937
5,575,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	5,965,250
2,900,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	3,320,500
		TOTAL	121,815,649
		Industrial - Other—3.6%
750,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	810,000
3,375,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	3,476,250
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,378,750
3,350,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	3,685,000
2,575,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	2,639,375
2,025,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	2,166,750
1,025,000	[1,2]	Hillman Group, Inc., Series 144A, 10.875%, 6/1/2018	1,132,625
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Industrial - Other—continued
$3,225,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	$3,386,250
2,175,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,153,250
1,125,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,158,750
1,075,000		Mastec, Inc., 4.875%, 3/15/2023	1,066,938
2,425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,552,312
775,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	805,031
1,325,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,470,750
1,850,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	1,933,250
1,020,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,165,350
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,488,906
3,600,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,964,500
3,775,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	4,171,375
828,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	923,220
1,100,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,138,500
		TOTAL	45,667,132
		Lodging—0.3%
800,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	892,000
1,117,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,143,529
1,275,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	1,297,312
		TOTAL	3,332,841
		Media - Cable—1.7%
1,375,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,433,437
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	877,500
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,131,375
725,000		Charter Communications Holdings II, 7.375%, 6/1/2020	807,469
1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,162,344
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	666,406
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	533,188
2,125,000	[1,2]	Charter Communications Holdings II, Series 144A, 5.75%, 9/1/2023	2,140,937
3,575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,869,937
525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	547,313
5,200,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	5,479,500
775,000	[1,2]	LYNX II Corporation, Series 144A, 6.375%, 4/15/2023	815,688
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Cable—continued
$2,150,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	$2,187,625
		TOTAL	21,652,719
		Media - Non-Cable—6.4%
1,925,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	2,189,688
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,650,000
6,050,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,679,437
1,225,000	[1,2]	Clear Channel Communications, Inc., Series 144A, 11.25%, 3/1/2021	1,261,750
2,175,000	[1,2]	Clear Channel Worldwide, 6.50%, 11/15/2022	2,305,500
825,000		Clear Channel Worldwide, 7.625%, 3/15/2020	856,969
825,000	[1,2]	Clear Channel Worldwide, Series 144A, 6.50%, 11/15/2022	864,188
5,750,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	6,030,312
6,025,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	6,823,312
3,825,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	3,949,312
3,800,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	4,389,000
2,805,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	3,050,437
2,675,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 6/1/2021	2,728,500
2,700,000	[1,2]	Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2023	2,754,000
825,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	909,563
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,893,656
1,200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	1,275,000
1,575,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,728,563
1,700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,899,750
750,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	820,313
1,825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	1,834,125
1,000,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,087,500
1,075,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,198,625
2,075,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	2,082,781
5,100,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,686,500
1,100,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	1,130,250
1,675,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,871,812
4,525,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,706,000
3,250,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	3,566,875
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$2,725,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	$3,021,344
		TOTAL	80,245,062
		Metals & Mining—0.0%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	298
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
425,000	[1,2]	Steel Dynamics, Inc., Sr. Note, Series 144A, 5.25%, 4/15/2023	431,906
		TOTAL	432,204
		Packaging—4.3%
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,423,437
1,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,236,000
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,131,938
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,074,313
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,771,875
3,050,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	3,297,813
775,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	850,563
750,000	[1,2]	Crown Americas, LLC, Series 144A, 4.50%, 1/15/2023	731,250
1,150,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	1,345,500
3,400,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,565,750
7,175,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	7,417,156
2,800,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	2,957,500
3,575,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	3,798,437
3,450,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	3,790,687
1,400,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,510,250
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	859,500
5,000,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	5,106,250
475,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	522,500
5,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	5,951,250
		TOTAL	54,341,969
		Paper—0.4%
1,075,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 4.50%, 2/1/2023	1,058,875
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	664,500
2,550,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	2,677,500
		TOTAL	4,400,875
		Restaurants—1.3%
6,850,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	7,843,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Restaurants—continued
$5,050,000		NPC International/OPER Co., A&B, Inc., Series WI, 10.50%, 1/15/2020	$5,908,500
3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.780%, 3/15/2014	3,021,219
		TOTAL	16,772,969
		Retailers—4.7%
2,825,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	2,938,000
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,671,562
1,075,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	1,107,250
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,012,875
2,950,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	2,791,438
3,325,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	3,507,875
7,025,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	7,376,250
1,500,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	1,848,750
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	745,500
4,925,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	5,405,187
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	4,974,000
5,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,731,312
1,725,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	1,901,813
950,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	996,313
2,650,000		Sally Holdings. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	2,948,125
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	6,890,066
1,275,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	1,335,563
3,000,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	3,108,750
		TOTAL	59,290,629
		Services—1.3%
2,050,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	2,147,375
4,650,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	5,033,625
2,625,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	2,789,062
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,388,000
850,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	909,500
1,725,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,802,625
		TOTAL	16,070,187
		Technology—13.7%
1,250,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	1,140,625
2,625,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,428,125
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,950,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	$1,257,750
2,525,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	2,550,250
1,425,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,537,219
7,400,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	8,297,250
5,400,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	5,886,000
4,425,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	4,911,750
6,575,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	7,364,000
4,400,000		Emdeon, Inc., 11.00%, 12/31/2019	5,093,000
6,225,000		Epicor Software Corp., 8.625%, 5/1/2019	6,769,687
1,575,000	[1,2]	First Data Corp., Series 144A, 11.25%, 1/15/2021	1,645,875
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,907,125
11,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	11,979,687
1,300,000	[1,2]	Flextronics International Ltd., Series 144A, 4.625%, 2/15/2020	1,319,500
1,275,000	[1,2]	Flextronics International Ltd., Series 144A, 5.00%, 2/15/2023	1,278,188
2,250,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	2,565,000
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,134,375
1,875,000	[1,2]	IAC Interactive Corp., Series 144A, 4.75%, 12/15/2022	1,842,188
4,025,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	4,402,344
3,750,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	3,890,625
3,625,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	4,141,562
1,300,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,304,875
2,200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,455,750
5,175,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	5,420,812
4,200,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	4,782,750
6,625,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	7,817,500
4,900,000		Lender Processing Services, 5.75%, 4/15/2023	5,132,750
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	4,088,000
2,775,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	2,428,125
1,425,000	[1,2]	NCR Corp., Series 144A, 4.625%, 2/15/2021	1,425,000
2,000,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	2,015,000
900,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	938,250
725,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	741,313
3,800,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	3,866,500
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,750,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	$1,785,000
2,450,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,698,062
1,075,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,220,125
1,200,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,308,000
4,850,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	5,225,875
4,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	5,061,500
1,200,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,248,000
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	2,123,125
1,375,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	1,426,563
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,088,750
6,275,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	6,918,187
1,350,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	1,559,250
2,325,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	2,493,563
4,300,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	4,697,750
3,250,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	3,412,500
		TOTAL	171,025,000
		Textile—0.1%
750,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	744,375
		Transportation—0.4%
1,000,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	1,090,000
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,356,938
1,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,086,500
		TOTAL	4,533,438
		Utility - Electric—1.5%
3,150,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,472,875
1,725,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	1,824,188
2,575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	2,974,125
1,575,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,793,531
663,995	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	585,634
2,375,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	2,713,437
1,250,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,396,875
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$900,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	$958,500
2,375,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,576,875
		TOTAL	18,296,040
		Utility - Natural Gas—3.5%
3,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	3,559,500
1,900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	2,047,250
2,225,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,581,000
1,975,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,147,812
2,800,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	3,109,109
875,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,008,760
6,450,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	7,465,875
1,825,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	1,948,187
1,600,000	[1,2]	Inergy Midstream LP, Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2020	1,672,000
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	2,105,000
1,475,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,445,500
650,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	703,625
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	698,750
796,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	847,740
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	2,053,125
1,000,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 2/1/2021	1,038,750
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,324,125
3,504,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	3,880,680
575,000		Targa Resources, Inc., 6.875%, 2/1/2021	632,500
950,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	1,007,000
		TOTAL	43,276,288
		Wireless Communications—3.6%
2,450,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2,443,875
775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	827,313
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	505,125
8,550,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	9,105,750
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,981,562
1,050,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,152,375
2,150,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, Series 144A, 6.625%, 4/1/2023	2,201,062
4,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,546,687
9,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,969,875
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Wireless Communications—continued
$4,075,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	$5,047,906
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,546,938
1,825,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,884,313
		TOTAL	45,212,781
		Wireline Communications—0.7%
1,950,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	2,049,937
700,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	767,375
1,425,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,594,219
3,775,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,171,375
		TOTAL	8,582,906
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,153,914,339)	1,222,463,189
		COMMON STOCKS—0.1%
		Automotive—0.1%
38,576	[3]	General Motors Co.	1,073,185
9,684	[3]	Motors Liquidation Co.	261,468
		TOTAL	1,334,653
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable—0.0%
5,725,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests)	7,156
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL	7,156
		Metals & Mining—0.0%
3,064	[1,3,5]	Royal Oak Ventures, Inc.	0
		Other—0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,367,801)	1,341,809
		Preferred Stock—0.3%
		Finance - Commercial—0.3%
3,265	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $1,009,780)	3,229,085
		WARRANT—0.0%
		Automotive—0.0%
35,069	[3]	General Motors Co., Warrants (IDENTIFIED COST $1,761,587)	413,463
Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUND—1.2%
15,438,376	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	$15,438,376
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $1,183,491,883)[9]	1,242,885,922
		OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	8,121,795
		TOTAL NET ASSETS—100%	$1,251,007,717
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $465,305,443, which represented 37.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2013, these liquid restricted securities amounted to $462,219,559, which represented 36.9% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $1,186,466,113.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,222,462,891	$298	$1,222,463,189
Equity Securities:
Common Stocks
Domestic	1,334,653	—	7,156[1]	1,341,809
International	—	—	0	0
Preferred Stock
Domestic	—	3,229,085	—	3,229,085
Warrant	413,463	—	—	413,463
Mutual Fund	15,438,376	—	—	15,438,376
TOTAL SECURITIES	$17,186,492	$1,225,691,976	$7,454	$1,242,885,922
1	Includes $157,438 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that this security more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.62	$7.71	$7.35	$5.39	$7.32
Income From Investment Operations:
Net investment income	0.51[1]	0.55[1]	0.58	0.57	0.60
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	(0.07)	0.36	1.96	(1.93)
TOTAL FROM INVESTMENT OPERATIONS	0.82	0.48	0.94	2.53	(1.33)
Less Distributions:
Distributions from net investment income	(0.55)	(0.57)	(0.58)	(0.57)	(0.60)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$7.91	$7.62	$7.71	$7.35	$5.39
Total Return[4]	11.42%[3]	6.66%	13.42%	48.58%	(18.87)%
Ratios to Average Net Assets:
Net expenses	1.23%	1.23%	1.23%	1.23%	1.23%
Net investment income	6.53%	7.37%	7.66%	8.68%	9.45%
Expense waiver/reimbursement[5]	0.00%[6]	0.01%	0.01%	0.02%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$951,934	$880,629	$833,523	$764,171	$481,308
Portfolio turnover	38%	35%	41%	35%	19%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.24% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.61	$7.69	$7.34	$5.38	$7.31
Income From Investment Operations:
Net investment income	0.45[1]	0.49[1]	0.54	0.52	0.56
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	(0.06)	0.34	1.96	(1.94)
TOTAL FROM INVESTMENT OPERATIONS	0.76	0.43	0.88	2.48	(1.38)
Less Distributions:
Distributions from net investment income	(0.49)	(0.51)	(0.53)	(0.52)	(0.55)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$7.90	$7.61	$7.69	$7.34	$5.38
Total Return[4]	10.59%[3]	6.00%	12.44%	47.55%	(19.51)%
Ratios to Average Net Assets:
Net expenses	1.98%	1.98%	1.99%	1.99%	1.99%
Net investment income	5.78%	6.59%	6.92%	7.93%	8.51%
Expense waiver/reimbursement[5]	0.00%[6]	0.01%	0.00%[6]	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,132	$74,958	$114,006	$150,115	$139,686
Portfolio turnover	38%	35%	41%	35%	19%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.24% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$7.60	$7.69	$7.34	$5.38	$7.31
Income From Investment Operations:
Net investment income	0.45[1]	0.49[1]	0.53	0.52	0.55
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	(0.07)	0.35	1.96	(1.93)
TOTAL FROM INVESTMENT OPERATIONS	0.76	0.42	0.88	2.48	(1.38)
Less Distributions:
Distributions from net investment income	(0.49)	(0.51)	(0.53)	(0.52)	(0.55)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	0.02[3]	—	—	—	—
Net Asset Value, End of Period	$7.89	$7.60	$7.69	$7.34	$5.38
Total Return[4]	10.60%[3]	5.87%	12.44%	47.55%	(19.50)%
Ratios to Average Net Assets:
Net expenses	1.98%	1.98%	1.99%	1.99%	1.98%
Net investment income	5.78%	6.62%	6.90%	7.93%	8.67%
Expense waiver/reimbursement[5]	0.00%[6]	0.01%	0.00%[6]	0.01%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,942	$183,362	$169,501	$152,335	$87,576
Portfolio turnover	38%	35%	41%	35%	19%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.24% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2013
Assets:
Total investment in securities, at value including $15,438,376 of investment in an affiliated holding (Note 5) (identified cost $1,183,491,883)		$1,242,885,922
Income receivable		26,357,192
Receivable for investments sold		962,486
Receivable for shares sold		2,573,965
TOTAL ASSETS		1,272,779,565
Liabilities:
Payable for investments purchased	$17,872,406
Payable for shares redeemed	3,013,172
Payable for Directors'/Trustees' fees (Note 5)	1,021
Payable for distribution services fee (Note 5)	189,717
Payable for shareholder services fee (Note 5)	400,936
Accrued expenses (Note 5)	294,596
TOTAL LIABILITIES		21,771,848
Net assets for 158,232,715 shares outstanding		$1,251,007,717
Net Assets Consist of:
Paid-in capital		$1,281,647,588
Net unrealized appreciation of investments		59,394,039
Accumulated net realized loss on investments and foreign currency transactions		(91,733,004)
Undistributed net investment income		1,699,094
TOTAL NET ASSETS		$1,251,007,717
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($951,933,871 ÷ 120,348,012 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.91
Offering price per share (100/95.50 of $7.91)		$8.28
Redemption proceeds per share (98.00/100 of $7.91)		$7.75
Class B Shares:
Net asset value per share ($78,132,127 ÷ 9,895,396 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.90
Offering price per share		$7.90
Redemption proceeds per share (92.50/100 of $7.90)		$7.31
Class C Shares:
Net asset value per share ($220,941,719 ÷ 27,989,307 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.89
Offering price per share		$7.89
Redemption proceeds per share (97.00/100 of $7.89)		$7.65
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2013
Investment Income:
Interest			$93,095,623
Dividends (including $31,079 received from an affiliated holding (Note 5))			259,629
TOTAL INCOME			93,355,252
Expenses:
Investment adviser fee (Note 5)		$9,020,418
Administrative fee (Note 5)		938,440
Custodian fees		48,662
Transfer and dividend disbursing agent fees and expenses		1,255,290
Directors'/Trustees' fees (Note 5)		13,587
Auditing fees		30,700
Legal fees		6,788
Portfolio accounting fees		196,585
Distribution services fee (Note 5)		2,085,519
Shareholder services fee (Note 5)		2,996,531
Account administration fee (Note 2)		900
Share registration costs		96,332
Printing and postage		86,795
Insurance premiums (Note 5)		6,136
Taxes		91,795
Miscellaneous (Note 5)		15,250
TOTAL EXPENSES		16,889,728
Reimbursement and Waiver (Note 5):
Reimbursement of investment adviser fee	$(20,854)
Waiver of administrative fee	(9,373)
TOTAL REIMBURSEMENT AND WAIVER		(30,227)
Net expenses			16,859,501
Net investment income			76,495,751
Realized and Unrealized Gain on Investments:
Net realized gain on investments			20,186,161
Net change in unrealized appreciation of investments			29,035,850
Net realized and unrealized gain on investments			49,222,011
Change in net assets resulting from operations			$125,717,762
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$76,495,751	$76,808,593
Net realized gain on investments	20,186,161	17,367,830
Net change in unrealized appreciation/depreciation of investments	29,035,850	(27,099,817)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	125,717,762	67,076,606
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(65,259,626)	(62,029,188)
Class B Shares	(4,781,243)	(5,821,168)
Class C Shares	(12,739,756)	(11,275,363)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(82,780,625)	(79,125,719)
Share Transactions:
Proceeds from sale of shares	303,272,622	266,823,152
Net asset value of shares issued to shareholders in payment of distributions declared	71,837,045	67,421,503
Cost of shares redeemed	(308,815,287)	(300,376,212)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	66,294,380	33,868,443
Redemption Fees	107,436	99,624
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	2,719,464	—
Change in net assets	112,058,417	21,918,954
Net Assets:
Beginning of period	1,138,949,300	1,117,030,346
End of period (including undistributed net investment income of $1,699,094 and $1,572,251, respectively)	$1,251,007,717	$1,138,949,300
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2013
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$692
Class C Shares	208
TOTAL	$900
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 – 2/28/2012	$2,015,563	$1,257,750
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 6/10/2009	$1,618,372	$1,242,500
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$663,995	$585,634
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Royal Oak Mines, Inc.	2/24/1999	$26,419	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended March 31	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	28,721,226	$221,953,354	27,691,046	$207,407,950
Shares issued to shareholders in payment of distributions declared	7,351,174	56,710,616	7,119,081	52,968,115
Shares redeemed	(31,319,281)	(242,650,779)	(27,375,432)	(204,656,918)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,753,119	$36,013,191	7,434,695	$55,719,147
Year Ended March 31	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,988,720	$23,094,082	2,032,479	$15,194,106
Shares issued to shareholders in payment of distributions declared	512,847	3,950,980	635,422	4,731,769
Shares redeemed	(3,462,128)	(26,763,693)	(7,629,369)	(57,316,888)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	39,439	$281,369	(4,961,468)	$(37,391,013)
Year Ended March 31	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,540,975	$58,225,186	5,925,214	$44,221,096
Shares issued to shareholders in payment of distributions declared	1,450,146	11,175,449	1,308,312	9,721,619
Shares redeemed	(5,116,788)	(39,400,815)	(5,153,788)	(38,402,406)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,874,333	$29,999,820	2,079,738	$15,540,309
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,666,891	$66,294,380	4,552,965	$33,868,443
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the year ended March 31, 2013, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $82,536, $6,774 and $18,126, respectively. For the year ended March 31, 2012, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $76,412, $7,865 and $15,347, respectively.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, reversal of a tender payment, regulatory settlement proceeds and defaulted securities.
For the year ended March 31, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,719,464)	$6,411,717	$(3,692,253)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$82,780,625	$79,125,719
As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,852,273
Net unrealized appreciation	$56,419,809
Capital loss carryforwards	$(88,911,953)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for discount accretion/premium amortization on debt securities and defaulted securities and the deferral of losses on wash sales.
At March 31, 2013, the cost of investments for federal tax purposes was $1,186,466,113. The net unrealized appreciation of investments for federal tax purposes was $56,419,809. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $84,377,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,958,071.
At March 31, 2013, the Fund had a capital loss carryforward of $88,911,953 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$4,599,324	NA	$4,599,324
2016	$2,637,413	NA	$2,637,413
2017	$9,669,785	NA	$9,669,785
2018	$42,203,221	NA	$42,203,221
2019	$29,802,210	NA	$29,802,210
The Fund used capital loss carryforwards of $119,053 to offset capital gains realized during the year ended March 31, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2013, FAS waived $9,373 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
For the year ended March 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$570,299
Class C Shares	1,515,220
TOTAL	$2,085,519
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2013, FSC retained $524,040 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2013, FSC retained $261,305 in sales charges from the sale of Class A Shares. FSC also retained $3,093 of CDSC relating to redemptions of Class A Shares, $127,767 relating to redemptions of Class B Shares and $26,619 relating to redemptions of Class C Shares.
Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,083 of Service Fees for the year ended March 31, 2013. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended March 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$2,301,565
Class B Shares	190,100
Class C Shares	504,866
TOTAL	$2,996,531
For the year ended March 31, 2013, FSSC received $178,565 of fees paid by the Fund.
Interfund Transactions
During the year ended March 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $3,352,750, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2013, the Adviser reimbursed $20,854. Transactions involving the affiliated holding during the year ended March 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2012	11,227,945
Purchases/Additions	302,713,867
Sales/Reductions	298,503,436
Balance of Shares Held 3/31/2013	15,438,376
Value	$15,438,376
Dividend Income	$31,079
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended March 31, 2013, were as follows:
Purchases	$471,518,589
Sales	$405,841,686
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the year ended March 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the year ended March 31, 2013, the program was not utilized.
9. REGULATORY SETTLEMENT PROCEEDS
On June 12, 2012, the SEC approved the distribution of $2,719,464 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. This distribution was recorded as an increase to paid-in capital.
Annual Shareholder Report

10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2013, 0.28% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended March 31, 2013, 0.28% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public
Accounting Firm
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF Federated HIGH INCOME BOND FUND, INC.:
We have audited the accompanying statement of assets and liabilities of Federated High Income Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund, Inc. at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/1/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,053.00	$6.30
Class B Shares	$1,000	$1,049.10	$10.12
Class C Shares	$1,000	$1,047.80	$10.11
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.19
Class B Shares	$1,000	$1,015.06	$9.95
Class C Shares	$1,000	$1,015.06	$9.95
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	1.98%
Class C Shares	1.98%
Annual Shareholder Report

Board of Directors and Fund Officers
The Board of Directors is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “ Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: September 1975	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: July 1987	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1975	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: January 1987	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since January 1987. He is Vice President of the Corporation with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated High Income Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
8042507 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 1. Reports to Stockholders

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $30,700

Fiscal year ended 2012 - $28,700

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $36

Fiscal year ended 2012 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $106,315

Fiscal year ended 2012 - $403,918

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013